UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:            |_|; Amendment Number:

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Emerging Sovereign Group LLC

Address:    101 Park Avenue
            48th Floor
            New York, NY 10178

13F File Number: 028-13702

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       J. Kevin Kenny, Jr.
Title:      Managing Member
Phone:      (212) 984-5761

Signature, Place and Date of Signing:


/s/ J. Kevin Kenny, Jr.         New York, NY                    August 10, 2010
-----------------------        -------------                   ----------------
 [Signature]                   [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total: $109,604
                                 (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2010
COLUMN 1                          COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHRD NONE
--------------                 --------------    -----       -------   -------   --- ----   ----------   -----  ----      ---- ----
BAIDU INC                      SPON ADR REP A   056752108    5,427        79,720 SH         SOLE         None      79,720
BRF-BRASIL FOODS S A           SPONSORED ADR    10552T107      226        17,050 SH         SOLE         None      17,050
CHANGYOU COM LTD               ADS REP CL A     15911M107   14,642       566,201 SH         SOLE         None     566,201
CNINSURE INC                   SPONSORED ADR    18976M103    9,000       346,939 SH         SOLE         None     346,939
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    6,509       130,030 SH         SOLE         None     130,030
CTC MEDIA INC                  COM              12642X106    9,752       675,356 SH         SOLE         None     675,356
GENPACT LIMITED                SHS              G3922B107   15,603     1,004,711 SH         SOLE         None   1,004,711
GOOGLE INC                     CL A             38259P508    6,660        14,968 SH         SOLE         None      14,968
LONGTOP FINL TECHNOLOGIES LT   ADR              54318P108   11,170       344,738 SH         SOLE         None     344,738
MASTERCARD INC                 CL A             57636Q104   13,474        67,531 SH         SOLE         None      67,531
MEAD JOHNSON NUTRITION CO      COM              582839106    5,030       100,362 SH         SOLE         None     100,362
PRICELINE COM INC              COM NEW          741503403   12,110        68,596 SH         SOLE         None      68,596

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